Commitments And Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014
Commitments and Contingencies [Line Items]
Guarantees of leased properties assigned to third parties	$ 147.7	$ 3.4
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	$ 113.4	2.7
Lease expiration date	fiscal 2015 through fiscal 2021
Workers Compensation And General Liabilities Accrued
Commitments and Contingencies [Line Items]
Standby letters of credit	$ 124.2	113.5
Operating Lease Obligation
Commitments and Contingencies [Line Items]
Standby letters of credit	$ 14.0	$ 17.8